Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Inventory
Raw materials	$ 524	$ 529
Work in process	976	971
Finished goods	460	422
Total inventories	$ 1,960	$ 1,922